Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2014
Intangible assets, net
Summary of the Company's intangible assets, net

	As of December 31,
	2013	2014
	RMB	RMB

Brand name	2,141	2,141
Customer relationships	1,637	1,637
Source code	933	933
Domain names	305	305
	5,016	5,016
Less: accumulated amortization	(741)	(1,406)
Intangible assets, net	4,275	3,610

Schedule of amortization expenses for future periods

As of December 31, 2014, amortization expenses for future periods are estimated as follows:

For the year ended December 31,	Amortization expenses
RMB
2015	665
2016	665
2017	612
2018	338
2019	338
Thereafter	992
Total	3,610